VALUED ADVISERS TRUST
2960 N. Meridian St., Suite 300
Indianapolis, Indiana 46208

(317) 917-7000

December 5, 2008

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:     Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement of Valued Advisers Trust (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the Golub Group Equity Fund (the “Fund”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment. This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney dated September 4, 2008, is maintained at the offices of the Trust.

The Amendment is being filed for the purpose of adding a new series portfolio, the Golub Group Equity Fund (the “Fund”), to the Trust. The Amendment contains the prospectus and statement of additional information of the Fund. You should also note that we have included in an appendix to the prospectus performance information related to accounts advised by the investment adviser (the “Adviser”) to the Fund. This related performance represents all accounts managed by the Adviser (since the Adviser’s inception) that are managed in a manner that is substantially similar to the manner in which the Fund will be managed. The related performance also includes the performance of accounts that were managed by personnel of the Adviser prior to the Adviser’s inception. The Fund has also included all disclosures that it believes are important for prospective Fund investors to consider in evaluating the relevance of this related performance, including the fact that the related performance is not that of the Fund and it is not intended to suggest that the results will be those experienced by the Fund, as well as disclosures derived from guidance contained in relevant no-action letters issued by the staff of the Securities and Exchange Commission (“SEC”).

Except for the following sections, the Fund’s prospectus and SAI each conform, in substance, to the prospectus and SAI used by the other series of the Trust. Therefore, pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, which are as follows:

          PROSPECTUS

          Risk/Return Summary
          Fees and Expenses of Investing in the Fund
          Management of the Fund
          Appendix

          SAI

          Additional Information About the Fund’s Investments and Risk Considerations
          Investment Adviser
          Proxy Voting Policy

We look forward to receiving your comments. If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (816) 983-8177.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith, Vice President

cc:     John H. Lively

Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 64112

P.O. Box 219777

Kansas City, MO 64121-6777